STRUCTURED ENTITIES - Narrative (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Loans and advances to customers	[1]	£ 448,567	£ 440,200
Assets and liabilities held in consolidated collective investment vehicles		60,352	57,430
Assets and liabilities held in unconsolidated collective investment vehicles		74,916	55,235
Total asset value of unconsolidated structured entities		2,597,000	2,473,000
Cancara
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		1,669	2,490
Loans and advances to customers		889	1,695
Asset-backed debt instruments held		£ 780	£ 795

[1]	See note 1 regarding changes to presentation.